Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2021 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 0.09%
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	$250,000	$261,504
TOTAL ASSET-BACKED SECURITIES - (Cost ― $228,849)		261,504

Bank Loans ― 1.11%
BJ Services LLC, 0.000%, 1/3/2023 (b)	1,900,000	1,843,000
JUUL Term Loan, 9.500% (3 Month LIBOR USD + 9.000%), 8/2/2023 (c)	941,625	922,792
Premier Brands, 9.116% (3 Month LIBOR USD + 8.250%), 3/20/2024 (c)	472,568	432,400
TOTAL BANK LOANS (Cost ― $3,300,505)		3,198,192

Investment Companies ― 0.12%	Shares
Affiliated Closed-End Funds ― 0.12%
Angel Oak Dynamic Financial Strategies Income Term Trust	18,000	355,500
TOTAL INVESTMENT COMPANIES (Cost ― $350,506)		355,500
	Principal
Collateralized Debt Obligations ― 0.70%	Amount
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(d)(e)	$2,000,000	2,030,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $1,965,387)		2,030,000

Common Stocks ― 0.76%	Shares
Financial ― 0.76%
AGNC Investment Corp.	30,500	546,865
Annaly Capital Management, Inc.	60,000	544,800
Ellington Financial, Inc.	15,750	282,555
New Residential Investment Corp.	25,000	268,000
PennyMac Mortgage Investment Trust	13,000	260,650
Redwood Trust, Inc.	25,750	286,082
TOTAL COMMON STOCKS (Cost ― $2,020,603)		2,188,952
	Principal
Convertible Obligation ― 0.35%	Amount
Financial ― 0.35%
FedNat Holding Co., 5.000%, 4/19/2026 (a)	$1,000,000	1,000,000
TOTAL CONVERTIBLE OBLIGATIONS - (Cost ― $1,000,000)		1,000,000

Corporate Obligations ― 132.86%
Financial ― 132.00%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.392%), 10/1/2029 (c)(d)	1,750,000	1,785,792
Alpine Banks of Colorado, 5.875% (SOFR + 5.690%), 6/15/2030 (a)(c)(d)	4,000,000	4,291,571
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (c)	2,250,000	2,362,764
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (a)	1,500,000	1,501,086
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (a)(c)	1,500,000	1,536,439
Arbor Realty Trust, Inc., 5.000%, 4/30/2026 (a)	1,000,000	1,000,000
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)(d)	1,500,000	1,483,860
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(c)(d)	6,000,000	6,051,157
B. Riley Financial, Inc., 6.500%, 9/30/2026 (f)	298,650	308,804
B. Riley Financial, Inc., 6.000%, 1/31/2028 (f)	3,000,000	3,010,800
B. Riley Financial, Inc. 5.500%, 3/31/2026 (f)	500,000	499,800
Banc of California, Inc., 5.250%, 4/15/2025 (d)	3,000,000	3,164,933
BancorpSouth Bank, 4.125% (3 Month LIBOR USD + 2.470%), 11/20/2029 (c)	250,000	258,612
BancPlus Corp., 6.000% (SOFR + 5.860%), 6/15/2030 (a)(c)(d)	5,000,000	5,293,148
Bank of Commerce Holdings, 5.499% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	6,500,000	6,504,056
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (c)	9,000,000	9,346,427
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(c)	5,000,000	5,141,448
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (c)	7,500,000	7,766,647
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (c)(d)	6,000,000	6,165,199
Beal Trust I, 3.845% (6 Month LIBOR USD + 3.625%), 7/30/2037 (c)(g)(h)	5,000,000	4,162,882
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	1,500,000	1,545,000
Business Development Corp. of America, 4.850%, 12/15/2024 (a)(d)	2,000,000	2,024,928
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (c)(d)	5,000,000	5,564,199
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (c)	2,000,000	2,007,075
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (c)(d)	3,000,000	3,132,181
CB&T Holding Corp., 6.250% (SOFR + 6.015%), 12/15/2030 (a)(c)	2,500,000	2,575,000
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (c)	1,000,000	1,072,673
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(c)(d)	5,000,000	5,141,292
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (a)	3,000,000	2,989,845
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (a)(c)	1,000,000	1,016,370
Community Financial Corp., 4.750% (SOFR + 4.580%), 10/15/2030 (c)	1,000,000	1,034,085
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(c)	4,500,000	4,635,760
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (a)(c)(d)	2,000,000	2,058,881
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (c)	500,000	502,618
ConnectOne Bancorp, Inc., 5.750% (SOFR + 5.605%), 6/15/2030 (c)	2,000,000	2,167,930
Cowen, Inc., 7.250%, 5/6/2024 (a)(d)	4,000,000	4,307,213
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(c)	1,750,000	1,913,253
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(c)	2,000,000	2,174,989
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	3,000,000	3,027,219
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (c)	1,500,000	1,585,346
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (c)(d)	6,000,000	6,295,199
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (c)	2,000,000	2,075,386
FedNat Holding Co., 7.750%, 3/15/2029 (d)	5,000,000	5,175,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)(d)	12,000,000	12,653,242
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(c)(d)	2,000,000	2,076,311
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (c)	2,000,000	2,025,315
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (c)	2,000,000	2,067,980
First Bancshares, Inc., 4.250% (SOFR + 4.126%), 10/1/2030 (c)	1,000,000	1,003,121
First Bank, 5.500% (SOFR + 5.380%), 6/1/2030 (c)	1,500,000	1,591,385
First Busey Corp., 5.250% (SOFR + 5.110%), 6/1/2030 (c)	1,000,000	1,050,580
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.332%), 8/15/2029 (a)(c)(d)	11,000,000	11,230,178
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (c)	297,112	7,968,544
First Midwest Capital Trust I, 6.950%, 12/1/2033 (d)	1,761,000	1,884,270
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)(c)	1,000,000	1,004,548
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(c)	2,250,000	2,277,618
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(c)	7,000,000	7,306,498
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (c)	2,500,000	2,585,364
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(c)(d)	4,000,000	4,313,177
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (c)	2,000,000	2,009,377
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,382,000	6,939,080
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (c)(d)	3,500,000	3,589,158
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(c)(d)	4,500,000	4,814,850
HBT Financial, Inc., 4.500% (SOFR + 4.370%), 9/15/2030 (a)(c)(d)	3,000,000	3,059,520
Heritage Southeast BanCorp, Inc., 6.000% (SOFR + 5.630%), 6/30/2030 (a)(c)	2,000,000	2,016,771
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (c)	2,000,000	2,132,124
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(c)(d)	1,000,000	1,048,891
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(c)	1,000,000	1,049,192
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (c)	2,000,000	2,049,678
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (a)(c)	4,000,000	4,068,134
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(c)(d)	3,000,000	3,045,004
Kingstone Cos, Inc., 5.500%, 12/30/2022 (d)	2,995,000	2,944,341
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (c)	2,000,000	1,952,386
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(c)(d)	5,000,000	5,140,583
Luther Burbank Corp., 6.500%, 9/30/2024 (a)(d)	7,500,000	8,653,188
Maple Financial Holdings, Inc., 5.000% (SOFR + 4.670%), 2/15/2031 (a)(c)	1,000,000	1,000,000
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (c)(d)	4,000,000	4,171,064
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (c)(d)	2,500,000	2,693,428
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (a)	5,000,000	5,003,667
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(c)	7,000,000	7,167,172
NexBank Capital, Inc., 4.539% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(c)(d)	1,000,000	1,000,004
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)(d)	4,000,000	4,132,380
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(c)(d)	4,000,000	4,114,311
Northwest Bancshares, Inc., 4.000% (SOFR + 3.890%), 9/15/2030 (c)	1,000,000	1,026,387
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (a)(c)	1,000,000	1,023,107
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (a)	2,000,000	2,010,000
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)(d)	3,500,000	4,047,070
Olney Bancshares of Texas, Inc., 4.000% (SOFR + 3.320%), 3/15/2031 (a)(c)	1,000,000	1,004,475
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (c)(d)	2,500,000	2,521,847
Pacific Premier Bancorp, Inc., 5.375% (SOFR + 5.170%), 6/15/2030 (c)(d)	5,000,000	5,244,617
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (c)	2,000,000	2,014,805
Premia Holdings Ltd., 6.900%, 9/23/2030 (a)(g)	6,000,000	6,090,000
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (a)(c)	2,000,000	2,095,747
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (c)	1,500,000	1,523,503
Ready Capital Corp., 6.200%, 7/30/2026	200,000	5,192,000
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (c)(d)	4,000,000	4,140,283
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (a)(c)	1,000,000	1,000,341
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.882%), 11/15/2029 (c)(d)	1,000,000	1,059,793
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (c)	250,000	258,302
Signature Bank, 4.000% (AMERIBOR + 3.890%), 10/15/2030 (c)	750,000	777,321
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(c)(d)	3,800,000	3,910,291
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(c)(d)	4,000,000	4,206,773
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(c)	2,500,000	2,631,866
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (c)	200,000	200,809
Sterling Bancorp, Inc., 6.004% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,700,000	2,703,150
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(c)(d)	4,000,000	4,108,442
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (c)	3,000,000	3,038,222
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)(d)	3,000,000	3,102,573
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)	80,000	2,114,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.592%), 11/27/2029 (c)(d)	8,000,000	8,405,017
Tulsa Valley Bancshares Corp., 5.000% (SOFR + 4.210%), 4/15/2031 (a)(c)	1,250,000	1,252,892
United Insurance Holdings Corp., 6.250%, 12/15/2027 (d)	4,500,000	4,651,794
US Metro Bancorp, Inc., 5.650% (SOFR + 5.430%), 11/1/2030 (a)(c)	1,000,000	1,056,458
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (c)(d)	1,750,000	1,802,009
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(c)(d)	2,000,000	2,077,598
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(c)	5,000,000	5,177,732
Wintrust Financial Corp., 4.850%, 6/6/2029 (d)	5,000,000	5,339,444
WT Holdings, Inc., 7.000%, 4/30/2023 (a)(d)	2,700,000	2,748,251
		380,046,220
Technology ― 0.86%
Clear Street Capital LLC, 6.000%, 10/15/2025 (a)(d)	2,500,000	2,460,741
TOTAL CORPORATE OBLIGATIONS - (Cost ― $371,839,058)		382,506,961

Preferred Stocks ― 3.11%	Shares
Financial ― 2.41%
CNB Financial Corp., 7.125%	20,000	540,200
First Citizens BancShares, Inc., 5.375%	140,000	3,761,800
Level One Bancorp, Inc., 7.500%	20,000	542,400
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(c)	40,000	1,062,600
TriState Capital Holdings, Inc., 6.750% (3 Month LIBOR USD + 3.985%) (c)	37,374	1,018,442
		6,925,442
Real Estate Investment Trust - 0.70%
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (c)	40,000	1,022,000
Lument Finance Trust, Inc., 7.875%	10,000	1,000,000
		2,022,000
TOTAL PREFERRED STOCKS (Cost ― $8,414,280)		8,947,442

Private Investment ― 0.11%
Whitebox Asymmetric Opportunities Fund, LP (g)	N/A	308,710
TOTAL PRIVATE INVESTMENT (Cost ― $264,553)		308,710

TOTAL INVESTMENTS ― 139.21% (Cost ― $389,383,741)		400,797,261
Liabilities in Excess of Other Assets ― (39.21%)		(112,886,488)
NET ASSETS ― 100.00%		$287,910,773

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate
AMERIBOR	American Financial Exchange Overnight Unsecured Lending Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2021, the value of these securities amounted to $207,365,123 or 72.02% of net assets.

(b)	Non-income producing security. Item identified as in default as to the payment of interest.
(c)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2021.

(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2021, the value of securities pledged amounted to $204,354,996.
(e)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2021.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(g)	As of April 30, 2021, the Fund has fair valued these securities. The value of these securities amounted to $10,561,592 or 3.67% of net assets.
(h)
Security issued as a "Trust Preferred Security", with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.

Schedule of Open Reverse Repurchase Agreements

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	1.865%	4/15/2021	5/13/2021	$54,022,233	$53,944,000
Lucid Management and Capital Partners LP	1.938%	4/15/2021	7/15/2021	64,738,557	64,423,000
Lucid Management and Capital Partners LP	1.938%	4/30/2021	7/15/2021	1,207,921	1,203,000
					$119,570,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$261,504	$-	$261,504
Bank Loans	-	3,198,192	-	3,198,192
Investment Companies	355,500	-	-	355,500
Collateralized Debt Obligations	-	2,030,000	-	2,030,000
Common Stocks	2,188,952	-	-	2,188,952
Convertible Obligations	-	1,000,000	-	1,000,000
Corporate Obligations	-	372,254,079	10,252,882	382,506,961
Preferred Stocks	6,884,842	2,062,600	-	8,947,442
Private Investment Fund^	-	-	-	308,710
Total	9,429,294	380,806,375	10,252,882	400,797,261
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$-	$119,570,000	$-	$119,570,000

^The priate investment measured at fair value using the net asset value (or its equivalent) practical expedient has not been classifed in the fair value levels. The fair value amount presented in the table is intended to permit reconcilation to the amount presented in the Schedule of Investments. The Fund's interest in the fund can be redeemed without penalty over five quarters. As of April 30, 2021, the Fund has received seven of eight liquidating distributions.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2021, the Fund recognized $6,090,000 of transfers from Level 2 to Level 3 for securities lacking ovservalbe market data due to a decrease in market activity. During the period ended April 30, 2021, the Fund recognized $6,939,080 of transfers from Level 3 to Level 2. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/21
Corporate Obligations	$10,488,506	$603	$-	$612,853	$	$ -	$-	$6,090,000	$(6,939,080)	$10,252,882

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2021, is ($50,924).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/21	Valuation Techniques	Unobservable Input	Range / Weighted Average Unobservable Input*
Corporate Obligations	$4,162,882	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$832.58
Corporate Obligations	$6,090,000	Broker Quote	Third Party	$101.50

*Input presents information for one security and reflects the value as of April 30, 2021.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Debt Obligations	$-	$1,160,000	$-	$-	$1,160,000
Corporate Obligations	-	52,784,000	65,626,000	-	118,410,000
Total	$-	$53,944,000	$65,626,000	$-	$119,570,000

Transactions with Affiliates

The Fund's transactions with affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended April 30, 2021, with affiliates:

					Period Ended Aapril 30, 2021
Security Name	Value as of February 1, 2021	Purchases	Sales / Return of Capital	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of April 30, 2021	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Dynamic Financial Strategies Income Term Trust	$329,400	$-	$(3,905)	$30,005	$355,500	18,000	$4,421	$-
Total	$329,400	$-	$(3,905)	$30,005	$355,500	18,000	$4,421	$-